COMMITMENTS AND CONTINGENCIES - Other lease related balances (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Lease cost
Operating lease cost	$ 561,000	$ 479,000	$ 655,000	$ 627,000
Short-term lease cost		24,000	32,000	62,000
Variable lease cost	30,000	30,000	40,481	38,253
Total lease cost	591,000	533,000	727,000	727,000
Operating cash flows from operating leases	$ 805,000	$ 701,000	$ 951,000	$ 868,000
Weighted-average remaining lease term-operating leases (years)	3 years 6 months	4 years 6 months	4 years 2 months 12 days	5 years 3 months 18 days
Weighted-average discount rate-operating leases	7.60%	7.60%	7.60%	7.60%